Investment Securities - Available for Sale and Held to Maturity Investment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	$ 394,733	$ 452,023
Gross Unrealized Gains, Available for sale	4,937	2,276
Gross Unrealized Losses, Available for sale	(5,170)	(14,202)
Estimated Fair Value, Available for sale	394,500	440,097
Amortized Cost, Held to maturity	489	681
Gross Unrealized Gains, Held to maturity	12	11
Gross Unrealized Losses, Held to maturity	0	0
Estimated Fair Value, Held to maturity	501	692
Amortized Cost	395,222	452,704
Gross Unrealized Gains	4,949	2,287
Gross Unrealized Losses	(5,170)	(14,202)
Estimated Fair Value	395,001	440,789
U.S. Treasury Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	2,499	2,496
Gross Unrealized Gains, Available for sale	4	4
Estimated Fair Value, Available for sale	2,503	2,500
U.S. Government Agency Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	4,973	4,969
Gross Unrealized Losses, Available for sale	(187)	(562)
Estimated Fair Value, Available for sale	4,786	4,407
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	263,215	325,316
Gross Unrealized Gains, Available for sale	2,992	1,043
Gross Unrealized Losses, Available for sale	(1,051)	(8,295)
Estimated Fair Value, Available for sale	265,156	318,064
Amortized Cost, Held to maturity	239	431
Gross Unrealized Gains, Held to maturity	12	11
Gross Unrealized Losses, Held to maturity	0	0
Estimated Fair Value, Held to maturity	251	442
Other Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	265	277
Gross Unrealized Gains, Available for sale		16
Estimated Fair Value, Available for sale	265	293
State and Municipal Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	28,981	29,240
Gross Unrealized Gains, Available for sale	1,941	1,213
Estimated Fair Value, Available for sale	30,922	30,453
Trust Preferred Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	12,014	12,626
Gross Unrealized Losses, Available for sale	(2,604)	(4,659)
Estimated Fair Value, Available for sale	9,410	7,967
Collateralized Loan Obligations [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	69,931	73,915
Gross Unrealized Losses, Available for sale	(1,328)	(686)
Estimated Fair Value, Available for sale	68,603	73,229
Other Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	12,855	3,184
Estimated Fair Value, Available for sale	12,855	3,184
Amortized Cost, Held to maturity	250	250
Gross Unrealized Losses, Held to maturity	0	0
Estimated Fair Value, Held to maturity	$ 250	$ 250